Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Common Stock in Treasury [Member]
Beginning balance at Dec. 31, 2013	$ 3,319,807	$ 291	$ 3,974,297	$ 2,903,541	$ 4,951	$ (3,563,273)
Beginning balance, shares at Dec. 31, 2013		291,078,000
Beginning balance, treasury shares at Dec. 31, 2013						(107,789,000)
Shares issued under stock-based compensation plans	46,621	$ 3	46,618
Shares issued under stock-based compensation plans, shares		3,031,000
Stock-based compensation expense	164,040		164,040
Common stock issued under employee stock purchase plan	33,909	$ 1	33,908
Common stock issued under employee stock purchase plan, shares		565,000
Tax deficiency from employer stock plans, net	(14,679)		(14,679)
Stock repurchases, net	(1,640,885)					$ (1,640,885)
Stock repurchases, shares						(25,549,000)
Restricted shares turned in for tax withholding	$ (33,672)					$ (33,672)
Restricted shares turned in for tax withholding, shares	(560,239)					(560,000)
Other comprehensive income (loss), net of tax	$ (41,741)				(41,741)
Convertible note tax impact	8,166		8,166
Equity component of convertible note issuance	162,869		162,869
Purchase of convertible note hedges	(184,288)		(184,288)
Issuance of warrants	101,775		101,775
Net income	251,723			251,723
Ending balance at Dec. 31, 2014	2,173,645	$ 295	4,292,706	3,155,264	(36,790)	$ (5,237,830)
Ending balance, shares at Dec. 31, 2014		294,674,000
Ending balance, treasury shares at Dec. 31, 2014						(133,898,000)
Shares issued under stock-based compensation plans	112,285	$ 3	112,282
Shares issued under stock-based compensation plans, shares		3,878,000
Stock-based compensation expense	139,816		139,816
Common stock issued under employee stock purchase plan	37,229	$ 1	37,228
Common stock issued under employee stock purchase plan, shares		561,000
Tax deficiency from employer stock plans, net	(15,013)		(15,013)
Stock repurchases, net	(755,704)					$ (755,704)
Stock repurchases, shares						(10,717,000)
Restricted shares turned in for tax withholding	$ (46,336)					$ (46,336)
Restricted shares turned in for tax withholding, shares	(679,694)					(681,000)
Other	$ (100)		(100)
Other comprehensive income (loss), net of tax	8,263				8,263
Net income	319,361			319,361
Ending balance at Dec. 31, 2015	$ 1,973,446	$ 299	4,566,919	3,474,625	(28,527)	$ (6,039,870)
Ending balance, shares at Dec. 31, 2015		299,113,000
Ending balance, treasury shares at Dec. 31, 2015	(145,296,000)					(145,296,000)
Shares issued under stock-based compensation plans	$ 41,247	$ 3	41,244
Shares issued under stock-based compensation plans, shares		3,009,000
Stock-based compensation expense	175,980		175,980
Common stock issued under employee stock purchase plan	57,515	$ 1	57,514
Common stock issued under employee stock purchase plan, shares		729,000
Tax deficiency from employer stock plans, net	(574)		(574)
Stock repurchases, net	(28,689)					$ (28,689)
Stock repurchases, shares						(426,000)
Restricted shares turned in for tax withholding	$ (66,638)					$ (66,638)
Restricted shares turned in for tax withholding, shares	(830,155)					(830,000)
Other comprehensive income (loss), net of tax	$ (177)				(177)
Equity component of convertible note issuance	(79,495)		(79,495)
Net income	536,112			536,112
Ending balance at Dec. 31, 2016	$ 2,608,727	$ 303	$ 4,761,588	$ 4,010,737	$ (28,704)	$ (6,135,197)
Ending balance, shares at Dec. 31, 2016		302,851,000
Ending balance, treasury shares at Dec. 31, 2016	(146,552,000)					(146,552,000)